UAM FUNDS

                     FPA CRESCENT PORTFOLIO
                   INSTITUTIONAL CLASS SHARES

           Supplement dated September 30, 1997 to the
  Prospectus dated July 10, 1997 as Supplemented August 6, 1997

The  following  information is added  under  the  heading  "OTHER
INVESTMENT POLICIES:"

      Loan Participations. The Portfolio may invest up to 5% of its total assets in loan participations in which the Portfolio will purchase from a lender a portion of a larger loan which it has made to a borrower. These instruments are typically interests in floating or variable rate senior loans to U.S.
corporations, partnerships, and other entities. Generally such loan participations trade at par value, are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Portfolio to acquire an interest in a loan from a financially strong borrower which it could not do directly. Some loan participations sell at a discount and trade at discounts to par value because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Such loan participations, however, carry substantially the same risk as that for defaulted debt obligations and may cause loss of the entire investment. Many loan participations are illiquid. Illiquid loan participations will be included in the Portfolio's percentage limitation for illiquid securities.

      Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, or may include supranational organizations. When the Portfolio purchases a participation interest, it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument.

                            UAM FUNDS

                     FPA CRESCENT PORTFOLIO
               INSTITUTIONAL SERVICE CLASS SHARES

           Supplement dated September 30, 1997 to the
  Prospectus dated July 10, 1997 as Supplemented August 6, 1997

The  following  information is added  under  the  heading  "OTHER
INVESTMENT POLICIES:"

      Loan Participations. The Portfolio may invest up to 5% of its total assets in loan participations in which the Portfolio will purchase from a lender a portion of a larger loan which it has made to a borrower. These instruments are typically interests in floating or variable rate senior loans to U.S.
corporations, partnerships, and other entities. Generally such loan participations trade at par value, are sold without guarantee or recourse to the lending institution, and are subject to the credit risks of both the borrower and the lending institution. They may enable the Portfolio to acquire an interest in a loan from a financially strong borrower which it could not do directly. Some loan participations sell at a discount and trade at discounts to par value because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participations may appreciate in value. Such loan participations, however, carry substantially the same risk as that for defaulted debt obligations and may cause loss of the entire investment. Many loan participations are illiquid. Illiquid loan participations will be included in the Portfolio's percentage limitation for illiquid securities.

      Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, or may include supranational organizations. When the Portfolio purchases a participation interest, it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument.